Other assets and receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Assets and Receivables

	Note	2023	2022

Real estate held for own use and equipment	23.1	258	324

Receivables	23.2	3,567	7,857

Accrued income	23.3	736	814

Right-of-use assets	23.4	150	158

On December 31		4,712	9,153

Summary of Real Estate Held for Own Use and Equipment

Total real estate held for own use and equipment	2023	2022

Real estate held for own use	64	73

Equipment	194	251

On December 31	258	324

Real estate held for own use	2023	2022

Cost

On January 1	73	185

Capitalized subsequent expenditure	1	1

Disposals	-	(32)

Unrealized gains/(losses) through equity	(2)	(1)

Depreciation through income statement	(2)	(4)

Impairment losses	(3)	-

Transfers to disposal groups	-	(76)

Net exchange differences	(2)	4

Other	-	(4)

On December 31	64	73

Gross carrying value	87	96

Accumulated depreciation and impairments	(23)	(23)

Net book value on December 31	64	73

Real estate held for own use:

Carrying amount under a historical cost model	70	72

% of real estate appraised in the current year	76%	7%

% of appraisals performed by independent external appraisers	100%	100%

Equipment	2023	2022
Cost

On January 1	251	270

Additions	62	72

Acquisitions through business combinations	-	2

Disposals	(47)	(6)

Depreciation through income statement	(66)	(71)

Transfers to disposal groups	-	(27)

Net exchange differences	(6)	13

Other	-	(1)
On December 31	194	251

Gross carrying value	602	636

Accumulated depreciation and impairments	(408)	(386)
Net book value on December 31	194	251

Summary of Receivables

	2023	2022

Loans to associates	8	8

Receivables from policyholders	137	142

Receivables from brokers and agents	239	256

Cash outstanding from assets sold	133	134

Trade receivables	178	881

Cash collateral	516	3,372

Income tax receivable	172	294

Other	2,194	2,899

Expected credit losses	(10)	(129)

On December 31	3,567	7,857

Current	3,564	7,843

Non-current	2	13

Summary of Movements in the Expected Credit Losses

	2023	2022

On January 1	(129)	(113)

Expected credit losses	(29)	(18)

Reversal of expected credit losses	-	2

Transfers to disposal groups	-	4

Other movements	148	(5)

On December 31	(10)	(129)

Summary of Accrued Income

	2023	2022

Accrued interest	736	813

Other	-	1

On December 31	736	814

Current	736	814

Summary of information about right of use assets

	Real estate for own use	Equipment	Other	Total

Net Book Value

On January 1, 2023	143	14	1	158

Additions	19	4	3	26

Disposals	(1)	-	-	(1)

Modification of lease contracts	2	-	-	2

Depreciation through income statement	(24)	(8)	(1)	(32)

On December 31, 2023	138	10	3	150

Gross carrying value	247	37	7	290

Accumulated depreciation	(109)	(27)	(3)	(140)

Net book value 2023	138	10	3	150

Net Book Value

On January 1, 2022	182	14	3	199

Additions	24	10	1	34

Disposals	(8)	-	-	(8)

Modification of lease contracts	3	-	-	3

Depreciation through income statement	(29)	(10)	(1)	(41)

Transfers to disposal groups	(28)	-	-	(28)

Net exchange differences	(2)	1	-	(2)

Other	2	-	-	2

On December 31, 2022	143	14	1	158

Gross carrying value	256	35	4	295

Accumulated depreciation	(113)	(21)	(3)	(138)

Net book value 2022	143	14	1	158